SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 114,694	$ 115,697	$ 132,291
Interest expenses capitalized	23,727	10,898	0
Impairment losses recognized on property and equipment	$ 1,500	3,769	0
Land use rights, estimated useful life	40 years
Maximum deposits recognizing period	1 year
Advertising and promotional costs	$ 4,977	4,607	22,177
Percentage of tax benefit greater than likelihood	50.00%
Operating lease right-of-use assets	$ 14,588	17,379
Operating lease liabilities	$ 15,696
Internal-use Software [Member]
Schedule Of Significant Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life	3 years
Advance Customer Deposits and Ticket Sales [Member]
Schedule Of Significant Accounting Policies [Line Items]
Advance customer deposits and ticket sales	$ 2,259	2,403	$ 3,946
Decrease in advance customer deposits and ticket sales	$ (144)	$ (1,543)
Accounting Standards Update 2016-02 [Member]
Schedule Of Significant Accounting Policies [Line Items]
Operating lease right-of-use assets				$ 14,745
Operating lease liabilities				$ 14,745
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets	2 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Amortization writeoff of Gaming Assets	10 years